Goodwill (Details) - Schedule of Changes in the Carrying Amount of Goodwill	12 Months Ended
Jun. 30, 2024 USD ($)
Goodwill [Line Items]
Balance as of July 1, 2023
Acquired (Note 3)	1,510,904
Foreign currency translation adjustment	(37,005)
Balance as of June 30, 2024	1,473,899
IT services [Member]
Goodwill [Line Items]
Balance as of July 1, 2023
Acquired (Note 3)	126,707
Foreign currency translation adjustment	(337)
Balance as of June 30, 2024	126,370
Academic education services [Member]
Goodwill [Line Items]
Balance as of July 1, 2023
Acquired (Note 3)	1,384,197
Foreign currency translation adjustment	(36,668)
Balance as of June 30, 2024	$ 1,347,529